FEDERATED EQUITY FUNDS

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 29, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED EQUITY FUNDS (the “Trust” or “Registrant”)

Federated Managed Risk Fund (the “Fund”)

Class A Shares

Institutional Shares

1933 Act File No. 2-91090

1940 Act File No. 811-4017

Dear Sir or Madam:

Post-Effective Amendment No. 157 under the Securities Act of 1933 and Amendment No. 151 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective 60 days after filing pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to incorporate Co-Advisory disclosure.

This Fund may be marketed through banks, savings associations or credit unions.

On Part C of the Amendment, the Registrant has indicated that financial statements will be filed by amendment. The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about February 26, 2015 to become effective immediately upon filing, simultaneously with the effectiveness of Registrant's Rule 485(a) post-effective amendment.

Pursuant to Investment Company Act Release No. 13,768, the Trust respectfully requests selective review of those sections of Part A and Part B of the Registration Statement which are modeled on Parts A and B of the Registration Statement of Federated Managed Volatility Fund, File 811-4017 Therefore, we respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

The investment strategy descriptions and the Fund Management sections and sub-sections in the summary and statutory prospectuses of the enclosed Registration Statement are substantially similar to the indicated fund with respect to the Co-Advisory disclosures.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Fund acknowledges the staff’s view that: the Fund is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8828.

Very truly yours,

/s/ Terri L. Kerr

Terri L. Kerr

Senior Paralegal

Enclosures